Summary Prospectus
March 31, 2018
The information contained herein relates to all classes of the Fund's Shares, as listed below, unless otherwise noted.
Share Class | Ticker	Institutional | FICMX	Service | FITSX

Federated Government Income Trust

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks. You can find the Fund's Prospectus and other information about the Fund, including the Statement of Additional Information and most recent reports to shareholders, online at FederatedInvestors.com/FundInformation. You can also get this information at no cost by calling 1-800-341-7400 or by sending an email request to services@federatedinvestors.com or from a financial intermediary through which Shares of the Fund may be bought or sold. The Fund's Prospectus and Statement of Additional Information, both dated March 31, 2018, are incorporated by reference into this Summary Prospectus.

A mutual fund seeking current income by investing primarily in fixed-income securities issued by or guaranteed by the U.S. government and its agencies and instrumentalities.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Fund Summary Information
Federated Government Income Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund's investment objective is current income.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares (IS) and Service Shares (SS). If you purchase the Fund's Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.
Shareholder Fees (fees paid directly from your investment)	IS	SS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%	0.40%
Distribution (12b-1) Fee	None	0.00%[1]
Other Expenses	0.50%	0.50%
Total Annual Fund Operating Expenses	0.90%	0.90%
Fee Waivers and/or Expense Reimbursements[2]	(0.26)%	(0.06)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.64%	0.84%
1	The Fund has adopted a Distribution (12b-1) Plan for its SS class shares pursuant to which the SS class of the Fund may incur or charge a Distribution (12-1) fee of up to a maximum of 0.05%. No such fee is currently incurred or charged by the SS class of the Fund. The SS class of the Fund will not incur or charge such a Distribution (12b-1) fee until such time as approved by the Fund's Board of Trustees (the “Trustees”).
2	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's IS and SS classes (after voluntary waivers and/or reimbursements) will not exceed 0.62% and 0.82% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date): (a) April 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
IS	$92	$287	$498	$1,108
SS	$92	$287	$498	$1,108
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 201% of the average value of its portfolio.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund's Main Investment Strategies?
The Fund seeks current income. Under normal market conditions, the Fund invests primarily in mortgage-backed securities (MBS) of investment-grade quality and seeks to provide returns consistent with investments in the market for U.S. home mortgages. The Fund will invest in MBS that are issued or guaranteed by U.S. government agencies or U.S. government-sponsored enterprises (GSEs). The Fund also may invest in U.S. government securities and certain derivative instruments.
The Fund typically seeks to maintain an overall average dollar-weighted portfolio duration that is within 20% above or below the Bloomberg Barclays Mortgage-Backed Securities Index (the “Index”). At times, the Adviser's calculation of portfolio duration may result in variances outside this range. Duration is a measure of the price volatility of a fixed-income security as a result of changes in market rates of interest, based on the weighted average timing of the instrument's expected fixed interest and principal payments. The Adviser seeks to create a portfolio, consisting of MBS, derivative instruments and other securities that outperforms the Index.
Based on fundamental analysis, the Adviser will consider a variety of factors when making decisions to purchase or sell particular securities or derivative contracts. The Fund may, but is not required to, use derivative instruments. Derivatives are instruments that have a value based on another instrument, exchange rate or index, and may be used as substitutes for securities in which the Fund can invest, or to hedge against a potential loss in the underlying asset. There can be no assurance that the Fund's use of derivative instruments will work as intended.
The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in U.S. Government securities.
The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
■	MBS Risk. A rise in interest rates may cause the value of MBS held by the Fund to decline. Certain MBS issued by GSEs are not backed by the full faith and credit of the U.S. government. The Fund's investments in collateralized mortgage obligations (CMOs) may entail greater market, prepayment and liquidity risks than other MBS.
■	Credit Risk. It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
■	Counterparty Risk. Counterparty risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
■	Risk of Investing in Certain MBS. MBS backed by participations in reverse mortgages may carry risks different from and in addition to risks of other MBS. The timing of payments made on reverse mortgage loans (and, by extension, MBS backed by such loans) is uncertain and may occur sooner or later than anticipated.
■	Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. The longer the duration of a fixed-income security, the more susceptible it is to interest rate risk. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
■	Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the prices of MBS may not rise to as great an extent as those of other fixed-income securities due to the potential prepayment of higher interest mortgages.

■	Liquidity Risk. The CMOs in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
■	Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
■	Risk of Investing in Derivative Instruments. Derivative contracts involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this prospectus. Derivative contracts may also involve other risks described in this Prospectus such as interest rate, credit, liquidity and leverage risks.
■	Asset Segregation Risk. The requirement to secure its obligations in connection with certain transactions, including derivatives or other transactions that expose it to an obligation of another party, by owning underlying assets, entering into offsetting transactions or setting aside cash or liquid assets, may cause the Fund to miss favorable trading opportunities, or to realize losses on such offsetting transactions.
■	Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions or industry or economic trends and developments may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision-making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance: Bar Chart and Table
Risk/Return Bar Chart and Table
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's IS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns for each class averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products section at FederatedInvestors.com or by calling 1-800-341-7400.
Within the periods shown in the bar chart, the Fund's IS class highest quarterly return was 3.59% (quarter ended December 31, 2008). Its lowest quarterly return was (2.17)% (quarter ended June 30, 2013).
Average Annual Total Return Table
In addition to Return Before Taxes, Return After Taxes is shown for the Fund's IS class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for the IS class, and after-tax returns for the SS class will differ from those shown for the IS class. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through a 401(k)

(For the Periods Ended December 31, 2017)
Share Class	1 Year	5 Years	10 Years
IS:
Return Before Taxes	1.90%	1.44%	3.10%
Return After Taxes on Distributions	0.86%	0.38%	1.84%
Return After Taxes on Distributions and Sale of Fund Shares	1.07%	0.62%	1.89%
SS:
Return Before Taxes	1.70%	1.24%	2.90%
Bloomberg Barclays U.S. Mortgage Backed Securities Index[1] (reflects no deduction for fees, expenses or taxes)	2.47%	2.04%	3.84%
Lipper U.S. Mortgage Funds Average[2]	2.85%	1.97%	3.70%
1	The Bloomberg Barclays U.S. Mortgage Backed Securities Index tracks agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).
2	Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges.
FUND MANAGEMENT
The Fund's Investment Adviser is Federated Investment Management Company.
Liam O'Connell, Portfolio Manager, has been the Fund's portfolio manager since March of 2013.
Todd A. Abraham, CFA, Senior Portfolio Manager, has been the Fund's portfolio manager since September of 2000.
purchase and sale of fund shares
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange is open. Shares may be purchased through a financial intermediary firm that has entered into a Fund selling and/or servicing agreement with the Distributor or an affiliate (“Financial Intermediary”) or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The minimum initial investment amount for the Fund's IS and SS classes is generally $1,000,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
Tax Information
The Fund's distributions are taxable as ordinary income or capital gains except when your investment is through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Federated Government Income Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Investment Company Act File No. 811-3352
CUSIP 314199100
CUSIP 314199209
Q450206 (3/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.